Restricted cash - Summary of Restricted cash (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Non-Current
Deposits for renting office (Note (i))	[1]	¥ 6,635	¥ 1,575
Deposits for others		3,034	0
Restricted cash and cash equivalents		9,669	1,575
Current
Deposits for renting office (Note (i))	[1]	0	6,537
Credit card and other deposits		4,814	3,657
Restricted cash and cash equivalents		¥ 4,814	¥ 10,194

[1]	Deposits for renting office represents cash held in collateral bank accounts in the U.S. with designated usage of deposits for renting office.